Schedule of Investments (unaudited) March 31, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 16.2%

Azerbaijan — 1.1%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD	224	$226,800

Chile — 2.0%
Corp. Nacional del Cobre de Chile:
4.50%, 09/16/25		200	209,460
3.00%, 09/30/29		200	184,347

			393,807

China — 3.4%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		200	205,750
Export-Import Bank of China, 2.63%, 03/14/22		200	204,956
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26		263	269,073

			679,779

Indonesia — 1.0%
Pertamina Persero PT, 5.63%, 05/20/43		200	198,000

Kazakhstan — 1.5%
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23	KZT	50,000	105,496
KazMunayGas National Co. JSC, 6.38%, 10/24/48	USD	200	196,750

			302,246

Mexico — 3.6%
Petroleos Mexicanos:
4.50%, 01/23/26		68	49,365
6.50%, 03/13/27		110	80,867
6.84%, 01/23/30		487	352,354
5.63%, 01/23/46		50	30,500
6.75%, 09/21/47		45	29,097
6.35%, 02/12/48		64	40,000
7.69%, 01/23/50		80	54,400
6.95%, 01/28/60		137	92,475

			729,058

Oman — 0.9%
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24		200	175,000

Peru — 0.9%
Petroleos del Peru SA, 4.75%, 06/19/32		200	182,000

United Arab Emirates — 1.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		200	201,500

Venezuela — 0.8%
Petroleos de Venezuela SA(a)(b):
9.00%, 11/17/21		435	26,120
12.75%, 02/17/22		442	26,490

Security	Par (000)		Value

Venezuela (continued)
6.00%, 05/16/24	USD	945	$56,697
6.00%, 11/15/26		213	12,770
9.75%, 05/17/35		746	44,752

			166,829

Total Corporate Bonds — 16.2% (Cost — $4,498,168)			3,255,019

Foreign Agency Obligations — 80.0%

Angola — 0.4%
Angolan Government International Bond, 8.00%, 11/26/29		200	76,000

Argentina — 2.4%
Argentine Republic Government International Bond:
6.88%, 04/22/21		150	44,437
4.63%, 01/11/23		30	8,784
7.50%, 04/22/26		171	48,521
6.88%, 01/26/27		454	132,795
5.88%, 01/11/28		231	64,680
6.63%, 07/06/28		150	41,438
8.28%, 12/31/33		248	87,211
6.88%, 01/11/48		213	56,645

			484,511

Bahrain — 1.7%
Bahrain Government International Bond:
6.75%, 09/20/29		200	178,125
5.63%, 09/30/31		200	160,500

			338,625

Brazil — 4.1%
Brazilian Government International Bond:
2.63%, 01/05/23		200	201,937
4.25%, 01/07/25		200	210,750
4.63%, 01/13/28		200	213,000
5.00%, 01/27/45		200	190,313

			816,000

Chile — 2.0%
Chile Government International Bond, 2.55%, 01/27/32		400	399,125

Colombia — 3.1%
Colombia Government International Bond:
2.63%, 03/15/23		200	194,813
4.50%, 01/28/26		200	203,188

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Colombia (continued)
5.63%, 02/26/44	USD	200	$218,312

			616,313

Costa Rica — 0.8%
Costa Rica Government International Bond, 7.16%, 03/12/45		200	159,063

Dominican Republic — 2.6%
Dominican Republic International Bond:
4.50%, 01/30/30		150	128,625
6.85%, 01/27/45		150	134,859
6.50%, 02/15/48		300	263,400

			526,884

Ecuador — 1.0%
Ecuador Government International Bond:
10.75%, 03/28/22		200	62,500
8.75%, 06/02/23		250	73,125
9.50%, 03/27/30		200	55,000

			190,625

Egypt — 3.3%
Egypt Government Bond, 13.56%, 01/14/30	EGP	1,650	94,028
Egypt Government International Bond:
6.13%, 01/31/22	USD	200	191,812
6.59%, 02/21/28		200	168,875
16.10%, 05/07/29	EGP	833	55,471
7.90%, 02/21/48	USD	200	160,063

			670,249

El Salvador — 1.3%
El Salvador Government International Bond:
5.88%, 01/30/25		78	67,811
6.38%, 01/18/27		113	98,663
7.65%, 06/15/35		100	85,375

			251,849

Gabon — 0.7%
Gabon Government International Bond, 6.95%, 06/16/25		200	132,125

Ghana — 2.6%
Ghana Government International Bond:
7.63%, 05/16/29		405	289,575
7.88%, 02/11/35		200	137,250

Security	Par (000)		Value

Ghana (continued)
Republic of Ghana Government Bonds, 20.75%, 01/16/23	GHS	510	$91,487

			518,312

Guatemala — 1.0%
Guatemala Government Bond, 4.50%, 05/03/26	USD	200	190,688

Hungary — 1.5%
Hungary Government International Bond:
5.38%, 02/21/23		232	249,835
7.63%, 03/29/41		40	61,130

			310,965

Indonesia — 4.1%
Indonesia Government International Bond:
4.35%, 01/08/27		400	413,750
2.85%, 02/14/30		200	193,735
4.75%, 07/18/47		200	208,125

			815,610

Jamaica — 1.0%
Jamaica Government International Bond, 6.75%, 04/28/28		200	210,500

Jordan — 0.9%
Jordan Government International Bond, 5.75%, 01/31/27		200	175,375

Kazakhstan — 1.0%
Kazakhstan Government International Bond, 3.88%, 10/14/24		200	204,250

Kenya — 0.9%
Kenya Government International Bond, 7.25%, 02/28/28		200	185,000

Lebanon — 0.5%
Lebanon Government International Bond(a)(b):
6.00%, 01/27/23		60	11,100
6.65%, 04/22/24		150	27,750
6.20%, 02/26/25		140	25,200
6.60%, 11/27/26		130	23,400
6.65%, 02/26/30		80	14,400

			101,850

Mexico — 2.3%
Mexico Government International Bond:
4.13%, 01/21/26		200	204,750
4.75%, 03/08/44		170	172,497

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mexico (continued)
5.75%, 10/12/10	USD	76	$79,610

			456,857

Nigeria — 1.4%
Nigeria Government International Bond:
7.14%, 02/23/30		200	138,125
7.88%, 02/16/32		200	139,375

			277,500

Oman — 1.4%
Oman Government International Bond:
5.38%, 03/08/27		200	142,563
5.63%, 01/17/28		200	140,250

			282,813

Pakistan — 0.9%
Pakistan Government International Bond, 8.25%, 04/15/24		200	177,125

Panama — 2.4%
Panama Government International Bond:
4.00%, 09/22/24		280	292,162
3.16%, 01/23/30		200	199,063

			491,225

Peru — 1.1%
Peruvian Government International Bond, 5.63%, 11/18/50		152	221,920

Philippines — 1.9%
Philippine Government International Bond, 3.00%, 02/01/28		363	378,181

Poland — 1.6%
Poland Government International Bond:
3.00%, 03/17/23		160	167,700
3.25%, 04/06/26		150	163,125

			330,825

Qatar — 3.3%
Qatar Government International Bond:
4.00%, 03/14/29		400	428,000
4.82%, 03/14/49		200	235,812

			663,812

Russia — 3.3%
Russian Foreign Bond - Eurobond:
4.25%, 06/23/27		400	419,000

Security	Par (000)		Value

Russia (continued)
5.25%, 06/23/47	USD	200	$243,187

			662,187

Saudi Arabia — 3.1%
Saudi Government International Bond:
4.00%, 04/17/25		200	207,200
4.38%, 04/16/29		200	214,937
4.63%, 10/04/47		200	204,500

			626,637

Senegal — 1.3%
Senegal Government International Bond, 6.25%, 05/23/33		300	267,750

South Africa — 3.2%
Republic of South Africa Government International Bond:
4.30%, 10/12/28		400	326,000
5.88%, 06/22/30		200	169,090
5.65%, 09/27/47		200	148,000

			643,090

Sri Lanka — 1.4%
Sri Lanka Government International Bond:
6.25%, 10/04/20		100	68,344
6.20%, 05/11/27		400	212,000

			280,344

Supranational — 0.8%
European Bank for Reconstruction & Development, 16.95%, 04/03/20	UAH	3,200	115,847
International Finance Corp., 15.75%, 05/13/20(c)		1,500	53,902

			169,749

Turkey — 1.9%
Turkey Government International Bond:
5.13%, 02/17/28	USD	200	167,688
6.00%, 01/14/41		270	210,937

			378,625

Ukraine — 7.6%
Ukraine Government International Bond:
7.75%, 09/01/21		235	225,600
7.75%, 09/01/22		172	161,680
7.75%, 09/01/25		400	361,500
7.75%, 09/01/27		200	183,250
7.38%, 09/25/32		235	212,822

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Ukraine (continued)
0.00%, 05/31/40 (d)	USD	514	$380,360

			1,525,212

United Arab Emirates — 1.5%
Abu Dhabi Government International Bond, 2.50%, 09/30/29		300	291,000

Uruguay — 2.3%
Uruguay Government International Bond:
4.38%, 10/27/27		120	129,262
5.10%, 06/18/50		160	182,350
4.98%, 04/20/55		137	154,896

			466,508

Zambia — 0.4%
Zambia Government International Bond, 8.50%, 04/14/24		200	76,875

Total Foreign Agency Obligations — 80.0% (Cost — $18,967,452)			16,042,154

Total Long-Term Investments — 96.2% (Cost — $23,465,620)			19,297,173

Security	Shares	Value

Short-Term Securities — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)(f)	413,747	$413,747

Total Short-Term Securities — 2.1% (Cost — $413,747)		413,747

Total Investments — 98.3% (Cost — $23,879,367)		19,710,920

Other Assets Less Liabilities — 1.7%		349,214

Net Assets — 100.0%		$20,060,134

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Annualized 7-day yield as of period end.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,259,331	—	(845,584	)(b)	413,747	$413,747	$2,780	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund

Currency Abbreviation

BRL	Brazilian Real

EUR	Euro

JPY	Japanese Yen

RUB	New Russian Rubble

TRY	Turkish Lira

UAH	Ukrainian Hryvnia

ZAR	South African Rand
Portfolio Abbreviation

JSC	Joint Stock Company

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund Futures	1	06/08/20	$190	$2,106
U.S. Long Treasury Bond	2	06/19/20	358	(2,453)

				$(347)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	37,282	UAH	960,000	Goldman Sachs International	04/01/20	$2,527
USD	50,996	UAH	1,280,000	Goldman Sachs International	04/01/20	4,657
USD	37,870	UAH	960,000	Morgan Stanley & Co. International PLC	04/01/20	3,116
EUR	80,000	USD	87,593	BNP Paribas S.A.	04/22/20	704
EUR	10,000	USD	10,824	Bank of America N.A.	04/22/20	213
EUR	70,000	USD	75,812	Bank of America N.A.	04/22/20	1,448
EUR	10,000	USD	10,850	Morgan Stanley & Co. International PLC	04/22/20	187
USD	74,620	BRL	360,000	BNP Paribas S.A.	04/22/20	5,428
USD	88,554	EUR	80,000	Natwest Markets PLC	04/22/20	257
USD	1,250	JPY	130,000	Barclays Bank PLC	04/22/20	40
USD	620	ZAR	10,000	Goldman Sachs International	04/22/20	62
USD	19,870	TRY	134,400	BNP Paribas S.A.	06/19/20	2
USD	45,857	TRY	281,000	BNP Paribas S.A.	06/19/20	4,315
USD	47,708	TRY	321,000	BNP Paribas S.A.	06/19/20	253
USD	35,985	TRY	221,000	Bank of America N.A.	06/19/20	3,314
USD	57,826	TRY	389,800	Bank of America N.A.	06/19/20	200
USD	60,558	TRY	380,700	Bank of America N.A.	06/19/20	4,278
USD	67,456	TRY	425,647	Bank of America N.A.	06/19/20	4,531
USD	41,521	TRY	263,100	Barclays Bank PLC	06/19/20	2,626
USD	37,214	TRY	241,800	Goldman Sachs International	06/19/20	1,467
USD	40,936	TRY	258,183	Goldman Sachs International	06/19/20	2,768
USD	107,201	TRY	679,300	Goldman Sachs International	06/19/20	6,777
USD	31,840	TRY	207,600	Morgan Stanley & Co. International PLC	06/19/20	1,150

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	172,678	TRY	1,075,819	Morgan Stanley & Co. International PLC	06/19/20	$13,635
USD	24,207	TRY	154,800	Natwest Markets PLC	06/19/20	1,322
USD	52,643	TRY	343,000	Natwest Markets PLC	06/19/20	1,936
USD	21,720	TRY	142,200	UBS AG	06/19/20	698
USD	24,269	TRY	154,800	UBS AG	06/19/20	1,384
USD	48,304	TRY	309,200	UBS AG	06/19/20	2,593

						71,888

BRL	750,900	USD	160,365	BNP Paribas S.A.	04/22/20	(16,041)
EUR	50,000	USD	57,009	Barclays Bank PLC	04/22/20	(1,823)
EUR	10,000	USD	11,368	Morgan Stanley & Co. International PLC	04/22/20	(331)
EUR	25,000	USD	27,845	Morgan Stanley & Co. International PLC	04/22/20	(252)
RUB	8,177,578	USD	112,755	Goldman Sachs International	04/22/20	(8,505)
USD	35,302	BRL	184,100	Goldman Sachs International	04/22/20	(82)
USD	11,036	EUR	10,000	Bank of America N.A.	04/22/20	(2)
USD	86,359	EUR	80,000	Morgan Stanley & Co. International PLC	04/22/20	(1,938)
TRY	323,000	USD	49,574	Bank of America N.A.	06/19/20	(1,824)
TRY	555,700	USD	84,193	Bank of America N.A.	06/19/20	(2,041)
TRY	781,100	USD	124,181	Bank of America N.A.	06/19/20	(8,708)
TRY	790,736	USD	126,629	Goldman Sachs International	06/19/20	(9,731)
TRY	565,200	USD	86,260	Natwest Markets PLC	06/19/20	(2,704)
TRY	477,000	USD	78,391	UBS AG	06/19/20	(7,874)
UAH	960,000	USD	35,821	Goldman Sachs International	07/01/20	(3,084)
UAH	960,000	USD	36,433	Morgan Stanley & Co. International PLC	08/03/20	(4,368)
UAH	1,280,000	USD	48,211	Goldman Sachs International	09/01/20	(6,223)

						(75,531)

	Net Unrealized Depreciation					$(3,643)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	114	$6,844	$12,715	$(5,871)
Republic of Colombia	1.00	Quarterly	Barclays Bank PLC	06/20/25	USD	80	4,817	4,064	753
Republic of Saudi Arabia	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	235	8,441	15,301	(6,860)
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	451	88,035	94,395	(6,360)
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/25	USD	200	39,040	38,243	797

							$147,177	$164,718	$(17,541)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index, Series 33, Version 1	1.00%	Quarterly	Bank of America N.A.	06/20/25	BBB	USD	785	$(88,494)	$(102,283)	$13,789

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Corporate Bonds	$—	$3,255,019	$—	$3,255,019
Foreign Agency Obligations	—	15,988,252	53,902	16,042,154
Short-Term Securities:	413,747	—	—	413,747

	$413,747	$19,243,271	$53,902	$19,710,920

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$15,339	$—	$15,339
Forward foreign currency contracts	—	71,888	—	71,888
Interest rate contracts	2,106	—	—	2,106
Liabilities:
Credit contracts	—	(19,091)	—	(19,091)
Forward foreign currency contracts	—	(75,531)	—	(75,531)
Interest rate contracts	(2,453)	—	—	(2,453)

	$(347)	$(7,395)	$—	$(7,742)

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8